Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Summary of the status of restricted stock

	Shares	Weighted Average Grant-Date Fair Value	Intrinsic Value
December 31, 2010	755	$16.52	$13,160
Granted	392	18.37
Vested	(238)	18.61
Forfeited	(45)	16.04

December 31, 2011	864	$16.81	$14,517

Summary of stock option activity

	2011		2010		2009
Stock Options	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding at beginning of year	236	$9.82	291	$9.29	324	$9.01
Granted	—	—	—	—	—	—
Exercised	236	9.82	55	6.99	33	6.65
Forfeited	—	—	—	—	—	—

Options outstanding at end of year	—	$—	236	$9.82	291	$9.29